UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2012

Date of reporting period:	4/30/2012

Item 1. Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 0.6%
6,900	Precision Castparts Corp.	$ 1,216,953

Air Freight & Logistics — 1.5%
33,035	FedEx Corp.	2,915,008

Automobiles — 0.5%
28,738	Bayerische Motoren Werke AG (Germany), ADR	911,282

Beverages — 2.6%
41,048	Coca-Cola Co. (The)	3,132,783
32,725	PepsiCo, Inc.	2,159,850

		5,292,633

Biotechnology — 0.2%
6,531	Celgene Corp.*	476,240

Capital Markets — 6.4%
14,827	BlackRock, Inc.(a)	2,840,557
48,537	Goldman Sachs Group, Inc. (The)	5,589,035
261,715	Morgan Stanley	4,522,435

		12,952,027

Chemicals — 0.8%
23,496	LyondellBasell Industries NV (Class A Stock)	981,663
7,170	Monsanto Co.	546,210

		1,527,873

Commercial Banks — 1.5%
88,985	Wells Fargo & Co.	2,974,768

Communications Equipment — 0.8%
26,396	QUALCOMM, Inc.	1,685,121

Computers & Peripherals — 6.5%
17,531	Apple, Inc.*	10,242,311
86,012	EMC Corp.*	2,426,399
11,441	NetApp, Inc.*	444,254

		13,112,964

Consumer Finance — 4.2%
87,722	American Express Co.	5,281,742
91,120	Discover Financial Services	3,088,968

		8,370,710

Diversified Telecommunication Services — 1.6%
79,465	Verizon Communications, Inc.	3,208,797

Electric Utilities — 1.5%
39,485	ITC Holdings Corp.	3,058,508

Energy Equipment & Services — 1.6%
72,436	Baker Hughes, Inc.(a)	3,195,152

Food & Staples Retailing — 3.3%
5,576	Costco Wholesale Corp.	491,636
90,738	Walgreen Co.	3,181,274
49,640	Wal-Mart Stores, Inc.	2,924,293

		6,597,203

Food Products — 1.4%
44,388	Bunge Ltd.	2,863,026

Gas Utilities — 1.9%
12,404	National Fuel Gas Co.	586,957
37,203	ONEOK, Inc.	3,195,366

		3,782,323

Healthcare Providers & Services — 4.1%
58,601	Cardinal Health, Inc.	2,477,064
102,431	UnitedHealth Group, Inc.	5,751,501

		8,228,565

Hotels, Restaurants & Leisure — 1.9%
5,161	McDonald’s Corp.	502,939
49,164	Royal Caribbean Cruises Ltd.	1,345,619
33,404	Starbucks Corp.	1,916,722

		3,765,280

Household Products — 1.4%
45,201	Procter & Gamble Co. (The)	2,876,592

Industrial Conglomerates — 1.3%
47,126	Danaher Corp.	2,555,172

Internet & Catalog Retail — 1.3%
8,245	Amazon.com, Inc.*	1,912,015
778	priceline.com, Inc.*	591,918

		2,503,933

Internet Software & Services — 5.2%
15,172	Baidu, Inc. (China), ADR*	2,013,324
11,247	Google, Inc. (Class A Stock)*	6,807,022
42,526	Tencent Holdings Ltd. (China), ADR*	1,328,512
8,911	Youku, Inc. (China), ADR*(a)	214,221

		10,363,079

IT Services — 4.6%
3,528	International Business Machines Corp.	730,578
5,150	MasterCard, Inc. (Class A Stock)	2,329,191
51,036	Visa, Inc. (Class A Stock)	6,276,407

		9,336,176

Life Sciences Tools & Services — 0.2%
11,376	Agilent Technologies, Inc.	479,840

Machinery — 2.1%
60,967	Eaton Corp.	2,937,390
32,299	Ingersoll-Rand PLC	1,373,353

		4,310,743

Media — 5.0%
101,231	Comcast Corp. (Class A Stock)	3,070,336
52,546	Thomson Reuters Corp.(a)	1,566,922
124,965	Walt Disney Co. (The)	5,387,241

		10,024,499

Multiline Retail — 2.5%
60,843	Kohl’s Corp.(a)	3,050,060
35,529	Target Corp.	2,058,550

		5,108,610

Oil, Gas & Consumable Fuels — 8.9%
30,247	Apache Corp.	2,901,897
28,328	Chevron Corp.	3,018,632
35,027	Exxon Mobil Corp.	3,024,231
33,099	Kinder Morgan, Inc.(a)	1,188,254
53,988	Murphy Oil Corp.	2,967,720
51,411	Occidental Petroleum Corp.	4,689,712

		17,790,446

Paper & Forest Products — 0.5%
30,115	International Paper Co.	1,003,131

Personal Products — 0.3%
8,174	Estee Lauder Cos., Inc. (The) (Class A Stock)	534,171

Pharmaceuticals — 7.9%
49,567	Abbott Laboratories	3,076,128
5,306	Allergan, Inc.	509,376
144,630	Bristol-Myers Squibb Co.	4,826,303
4,336	Eli Lilly & Co.	179,467
46,057	Johnson & Johnson(a)	2,997,850
16,002	Novo Nordisk A/S (Denmark), ADR	2,352,614
18,940	Shire PLC (Ireland), ADR	1,847,787

		15,789,525

Real Estate Investment Trusts — 2.5%
8,034	American Tower Corp.	526,870
9,728	Public Storage	1,393,633
53,183	Ventas, Inc.	3,126,629

		5,047,132

Semiconductors & Semiconductor Equipment — 2.1%
244,208	Applied Materials, Inc.	2,928,054
20,642	ARM Holdings PLC (United Kingdom), ADR	522,862
23,450	Avago Technologies Ltd.	808,556

		4,259,472

Software — 4.5%
94,200	Microsoft Corp.	3,016,284
170,787	Oracle Corp.	5,019,430
3,810	Salesforce.com, Inc.*	593,331
4,506	VMware, Inc. (Class A Stock)*	503,410

		9,132,455

Specialty Retail — 3.6%
96,452	Inditex SA (Spain), ADR	1,714,917
178,267	Lowe’s Cos., Inc.	5,610,062

		7,324,979

Textiles, Apparel & Luxury Goods — 1.4%
27,413	Burberry Group PLC (United Kingdom), ADR	1,322,085
9,625	NIKE, Inc. (Class B Stock)	1,076,749
2,904	Ralph Lauren Corp.	500,272

		2,899,106

Tobacco — 0.3%
16,402	Altria Group, Inc.	528,308

Wireless Telecommunication Services — 1.1%
39,780	Crown Castle International Corp.*(a)	2,251,946

	TOTAL LONG-TERM INVESTMENTS (cost $168,316,532)	200,253,748

SHORT-TERM INVESTMENT — 7.2%
Affiliated Money Market Mutual Fund
14,397,499	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,397,499; includes $13,434,999 of cash collateral received for securities on loan)(b)(c)	14,397,499

	TOTAL INVESTMENTS — 106.8% (cost $182,714,031)(d)	214,651,247
	LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8%)	(13,693,223)

	NET ASSETS — 100.0%	$ 200,958,024

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,148,737; cash collateral of $13,434,999 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$183,774,775	$32,848,143	$(1,971,671)	$30,876,472

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$200,253,748	$—	$—
Affiliated Money Market Mutual Fund	14,397,499	—	—

Total	$214,651,247	$—	$—

Prudential Small Cap Value Fund

Schedule of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 97.8%
Aerospace & Defense — 2.2%
13,400	AAR Corp.	$ 207,030
43,600	Ceradyne, Inc.	1,103,952
29,200	Curtiss-Wright Corp.	1,030,468
15,400	Esterline Technologies Corp.*	1,054,746
5,300	GenCorp, Inc.*	36,411
7,400	GeoEye, Inc.*	169,608
5,200	LMI Aerospace, Inc.*	95,108
700	Moog, Inc. (Class A Stock)*	29,589
2,000	Teledyne Technologies, Inc.*	129,240

		3,856,152

Air Freight & Logistics — 1.2%
51,100	Air Transport Services Group, Inc.*	270,830
38,400	Atlas Air Worldwide Holdings, Inc.*(a)	1,768,320
1,100	Park-Ohio Holdings Corp.*	23,749

		2,062,899

Airlines — 2.1%
34,600	Alaska Air Group, Inc.*	1,169,480
138,100	Hawaiian Holdings, Inc.*(a)	781,646
77,400	JetBlue Airways Corp.*(a)	367,650
65,500	Republic Airways Holdings, Inc.*	333,395
55,700	SkyWest, Inc.	500,743
46,800	US Airways Group, Inc.*(a)	480,168

		3,633,082

Auto Components — 0.7%
51,500	Spartan Motors, Inc.	224,025
27,100	Standard Motor Products, Inc.	408,397
33,700	Superior Industries International, Inc.	576,607

		1,209,029

Beverages — 0.1%
1,700	Coca-Cola Bottling Co. Consolidated	109,055

Biotechnology — 0.1%
42,100	PDL BioPharma, Inc.	264,809

Building Products — 0.2%
23,300	Gibraltar Industries, Inc.*	315,016

Capital Markets — 2.4%
8,200	Arlington Asset Investment Corp. (Class A Stock)	192,782
24,300	BGC Partners, Inc. (Class A Stock)(a)	169,371
23,500	Calamos Asset Management, Inc. (Class A Stock)	303,620
32,400	GFI Group, Inc.	106,920
52,100	Investment Technology Group, Inc.*	531,420
140,200	Knight Capital Group, Inc. (Class A Stock)*	1,842,228
4,900	Oppenheimer Holdings, Inc. (Class A Stock)	83,594
35,900	Piper Jaffray Cos.*	870,575

1,300	Safeguard Scientifics, Inc.*	21,268
17,600	SWS Group, Inc.	99,264

		4,221,042

Chemicals — 0.8%
13,200	LSB Industries, Inc.*	447,744
21,500	Olin Corp.	450,640
13,500	OM Group, Inc.*	325,620
4,900	Schulman, (A.), Inc.	120,589
4,100	Tredegar Corp.	71,135

		1,415,728

Commercial Banks — 9.5%
1,000	1st Source Corp.	22,690
3,700	BancFirst Corp.	154,290
50,900	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,061,265
19,400	Bank of the Ozarks, Inc.	599,460
19,000	Cathay General Bancorp	327,180
500	Century Bancorp, Inc. (Class A Stock)	13,735
9,100	Chemical Financial Corp.	200,837
15,500	City Holding Co.	516,925
27,800	Community Bank System, Inc.	781,736
11,200	Community Trust Bancorp, Inc.	357,840
21,100	CVB Financial Corp.	244,127
4,700	East West Bancorp, Inc.	107,019
5,600	Financial Institutions, Inc.	94,752
17,400	First Community Bancshares, Inc.	232,986
30,700	First Financial Bancorp	516,067
1,500	First Financial Corp.	45,000
53,695	FirstMerit Corp.	902,076
3,000	Hanmi Financial Corp.*	31,290
4,800	Heartland Financial USA, Inc.	88,896
27,000	Independent Bank Corp.	757,890
71,440	International Bancshares Corp.	1,409,511
1,600	Lakeland Financial Corp.	41,664
12,600	MainSource Financial Group, Inc.	147,294
129,074	National Penn Bancshares, Inc.	1,190,062
50,400	NBT Bancorp, Inc.	1,035,720
32,400	Old National Bancorp	415,368
5,300	Park National Corp.(a)	356,425
5,400	Renasant Corp.	86,400
18,900	Republic Bancorp, Inc. (Class A Stock)	444,717
12,600	S&T Bancorp, Inc.	235,872
10,700	Sandy Spring Bancorp, Inc.	192,707
15,300	Simmons First National Corp. (Class A Stock)	372,402
6,296	Southside Bancshares, Inc.	128,439
12,700	State Bank Financial Corp.*	219,075
9,500	SVB Financial Group*(a)	608,855
9,800	Tompkins Financial Corp.(a)	370,930
22,600	Trustmark Corp.(a)	575,170
5,400	UMB Financial Corp.	259,470
5,800	Union First Market Bankshares Corp.	80,968
1,200	Univest Corp. of Pennsylvania	19,320

16,200	Virginia Commerce Bancorp, Inc.*	126,846
3,700	Washington Trust Bancorp, Inc.	87,579
34,900	Webster Financial Corp.	793,277
29,200	WesBanco, Inc.	598,016

		16,852,148

Commercial Services & Supplies — 2.8%
11,700	American Reprographics Co.*	63,882
19,900	Brink’s Co. (The)	505,460
12,200	Consolidated Graphics, Inc.*	487,878
7,300	Deluxe Corp.(a)	173,813
3,400	Encore Capital Group, Inc.*	80,580
15,600	Ennis, Inc.	245,856
26,600	G & K Services, Inc. (Class A Stock)	874,076
16,700	GEO Group, Inc. (The)*	345,857
18,300	McGrath RentCorp	538,386
2,000	Quad/Graphics, Inc.	26,880
9,600	Schawk, Inc.	129,312
37,400	Sykes Enterprises, Inc.*	592,790
14,800	UniFirst Corp.	899,248

		4,964,018

Communications Equipment — 0.6%
4,900	Bel Fuse, Inc. (Class B Stock)	87,171
40,700	Black Box Corp.	920,227
3,400	EchoStar Corp. (Class A Stock)*	98,770

		1,106,168

Computers & Peripherals — 0.8%
99,200	Xyratex Ltd. (Bermuda)	1,440,384

Construction & Engineering — 0.4%
11,600	Layne Christensen Co.*	238,380
1,800	Michael Baker Corp.*	40,554
15,600	Primoris Services Corp.	224,952
13,500	Sterling Construction Co, Inc.*	132,165

		636,051

Consumer Finance — 1.8%
18,000	Cash America International, Inc.(a)	841,500
5,550	DFC Global Corp.*	97,014
45,100	Nelnet, Inc. (Class A Stock)	1,164,482
15,600	World Acceptance Corp.*(a)	1,037,556

		3,140,552

Containers & Packaging — 1.0%
160,600	Boise, Inc.	1,226,984
7,900	Rock-Tenn Co. (Class A Stock)	492,407

		1,719,391

Distributors — 0.1%
20,800	VOXX International Corp.*	263,952

Diversified Consumer Services — 1.9%
21,900	Coinstar, Inc.*(a)	1,375,101

600	DeVry, Inc.	19,290
54,900	Lincoln Educational Services Corp.	402,966
71,600	Regis Corp.(a)	1,313,860
5,500	Steiner Leisure Ltd. (Bahamas)*	258,280

		3,369,497

Diversified Telecommunication Services — 0.6%
6,700	Atlantic Tele-Network, Inc.	228,202
16,200	Cbeyond, Inc.*	104,166
4,900	Fairpoint Communications, Inc.*(a)	22,687
9,700	General Communication, Inc. (Class A Stock)*	73,720
9,100	Neutral Tandem, Inc.*	105,742
59,800	Premiere Global Services, Inc.*	535,210

		1,069,727

Electric Utilities — 5.3%
17,800	Allete, Inc.	733,538
43,200	El Paso Electric Co.	1,323,648
13,500	Empire District Electric Co. (The)	277,020
18,400	IDACORP, Inc.	749,616
8,200	MGE Energy, Inc.	375,068
111,700	PNM Resources, Inc.	2,095,492
74,700	Portland General Electric Co.	1,929,501
13,200	UIL Holdings Corp.	453,684
22,200	UniSource Energy Corp.	808,080
3,800	Unitil Corp.	100,548
17,600	Westar Energy, Inc.	504,944

		9,351,139

Electrical Equipment — 0.6%
36,200	Brady Corp. (Class A Stock)	1,123,286

Electronic Equipment, Instruments & Components — 2.5%
12,300	Electro Rent Corp.	191,634
61,800	Insight Enterprises, Inc.*	1,255,158
46,800	Kemet Corp.*	398,268
7,000	Littelfuse, Inc.	438,690
10,800	Multi-Fineline Electronix, Inc.*	286,092
18,700	Newport Corp.*	319,209
8,400	Plexus Corp.*	271,908
36,200	Sanmina-SCI Corp.*	322,180
22,400	SYNNEX Corp.*(a)	853,216

		4,336,355

Energy Equipment & Services — 2.1%
31,400	Bristow Group, Inc.	1,533,890
91,500	Helix Energy Solutions Group, Inc.*	1,867,515
7,200	Matrix Service Co.*	98,280
10,200	Natural Gas Services Group, Inc.*	133,008
2,600	Parker Drilling Co.*	13,442
14,000	Pioneer Drilling Co.*	110,320

		3,756,455

Food & Staples Retailing — 2.1%
14,900	Harris Teeter Supermarkets, Inc.	565,753
28,700	Ingles Markets, Inc. (Class A Stock)	499,093
24,200	Nash-Finch Co.	607,420
58,500	Pantry, Inc. (The)*	746,460
32,600	Spartan Stores, Inc.	594,298
24,500	Susser Holdings Corp.*	653,905

		3,666,929

Food Products — 1.3%
43,000	Chiquita Brands International, Inc.*	365,500
68,800	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,594,096
6,400	Omega Protein Corp.*	45,824
12,900	Smithfield Foods, Inc.*	270,384

		2,275,804

Gas Utilities — 2.2%
4,600	AGL Resources, Inc.	181,378
14,700	Atmos Energy Corp.	478,926
1,500	Chesapeake Utilities Corp.	63,030
21,800	Laclede Group, Inc. (The)	858,484
3,100	New Jersey Resources Corp.	134,044
53,300	Southwest Gas Corp.	2,239,666

		3,955,528

Healthcare Equipment & Supplies — 0.8%
26,200	CryoLife, Inc.*	138,598
9,300	Greatbatch, Inc.*	216,597
5,200	Integra LifeSciences Holdings Corp.*(a)	193,596
47,800	Invacare Corp.	757,630
6,500	RTI Biologics, Inc.*	22,750

		1,329,171

Healthcare Providers & Services — 6.2%
30,700	Alliance HealthCare Services, Inc.*	42,059
12,600	Almost Family, Inc.*	307,188
47,400	Amedisys, Inc.*	698,202
32,300	AmSurg Corp.*(a)	928,948
33,200	Centene Corp.*(a)	1,314,388
3,000	Chemed Corp.(a)	181,020
4,600	Coventry Health Care, Inc.	137,954
19,600	Cross Country Healthcare, Inc.*	90,356
62,500	Five Star Quality Care, Inc.*	214,375
27,100	Gentiva Health Services, Inc.*	224,388
38,500	Healthways, Inc.*	256,795
76,300	Kindred Healthcare, Inc.*	735,532
38,300	Magellan Health Services, Inc.*	1,695,924
56,500	Molina Healthcare, Inc.*(a)	1,449,225
4,100	National Healthcare Corp.	186,960
22,700	PharMerica Corp.*	269,449
13,800	Providence Service Corp. (The)*	194,028
65,400	Skilled Healthcare Group, Inc. (Class A Stock)*	501,618
26,500	Sun Healthcare Group, Inc.*	191,595
40,400	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	850,824

2,100	US Physical Therapy, Inc.	51,198
7,600	WellCare Health Plans, Inc.*	464,968

		10,986,994

Hotels, Restaurants & Leisure — 3.6%
8,500	Ameristar Casinos, Inc.	152,830
1,130	Biglari Holdings, Inc.*	459,153
28,600	Bob Evans Farms, Inc.	1,093,664
115,800	Boyd Gaming Corp.*(a)	890,502
12,900	CEC Entertainment, Inc.	493,038
21,200	Cracker Barrel Old Country Store, Inc.	1,219,424
6,700	Isle of Capri Casinos, Inc.*	41,875
20,700	Marcus Corp.	258,957
11,800	Monarch Casino & Resort, Inc.*	114,224
90,800	Ruby Tuesday, Inc.*	617,440
33,000	Speedway Motorsports, Inc.	562,980
29,500	Texas Roadhouse, Inc.	508,875

		6,412,962

Household Durables — 1.1%
25,000	American Greetings Corp. (Class A Stock)(a)	400,000
1,550	Blyth, Inc.	136,354
15,600	CSS Industries, Inc.	298,740
31,800	Helen of Troy Ltd. (Bermuda)*	1,100,280

		1,935,374

Industrial Conglomerates — 0.6%
400	Seaboard Corp.*	796,168
7,900	Standex International Corp.	348,074

		1,144,242

Insurance — 5.4%
18,100	American Equity Investment Life Holding Co.(a)	221,906
9,800	American Safety Insurance Holdings Ltd. (Bermuda)*	185,514
7,900	AmTrust Financial Services, Inc.(a)	215,196
17,000	Employers Holdings, Inc.	294,440
29,900	FBL Financial Group, Inc. (Class A Stock)	870,688
104,200	First American Financial Corp.	1,745,350
15,100	HCC Insurance Holdings, Inc.	482,596
7,200	Horace Mann Educators Corp.	126,360
12,800	Infinity Property & Casualty Corp.	683,648
15,400	Maiden Holdings Ltd. (Bermuda)	127,820
37,300	Meadowbrook Insurance Group, Inc.	329,359
31,000	National Financial Partners Corp.*(a)	457,250
1,000	National Western Life Insurance Co. (Class A Stock)	136,060
17,300	Presidential Life Corp.	200,334
24,700	ProAssurance Corp.	2,175,823
63,800	Symetra Financial Corp.	775,808
18,700	Tower Group, Inc.	403,546
27,600	Universal Insurance Holdings, Inc.	114,264

		9,545,962

Internet Software & Services — 0.6%
61,700	EarthLink, Inc.	501,004
31,700	TeleCommunication Systems, Inc. (Class A Stock)*	61,181
118,549	United Online, Inc.	561,922

		1,124,107

IT Services — 1.2%
16,400	Acxiom Corp.*	225,172
21,200	CACI International, Inc. (Class A Stock)*(a)	1,295,956
19,500	CSG Systems International, Inc.*	280,800
3,800	Dynamics Research Corp.*	27,322
7,700	NCI, Inc. (Class A Stock)*	38,192
10,800	TNS, Inc.*	220,320

		2,087,762

Leisure Equipment & Products — 0.3%
31,400	JAKKS Pacific, Inc.	598,798

Life Sciences Tools & Services — 0.1%
26,400	Cambrex Corp.*	171,072

Machinery — 1.0%
11,200	Actuant Corp. (Class A Stock)(a)	305,424
2,800	Ampco-Pittsburgh Corp.	52,024
8,800	Briggs & Stratton Corp.	159,280
2,000	Cascade Corp.	94,140
2,800	Harsco Corp.	62,440
5,300	LB Foster Co. (Class A Stock)	142,093
7,400	NACCO Industries, Inc. (Class A Stock)	839,678
3,300	Sauer-Danfoss, Inc.	142,923

		1,798,002

Marine — 0.4%
5,100	Baltic Trading Ltd. (Marshall Islands)	23,715
20,100	Eagle Bulk Shipping, Inc. (Marshall Islands)*(a)	32,964
38,400	Excel Maritime Carriers Ltd. (Liberia)*	71,808
49,600	Genco Shipping & Trading Ltd. (Marshall Islands)*(a)	265,360
13,700	International Shipholding Corp.	289,892

		683,739

Media — 1.1%
37,500	Belo Corp. (Class A Stock)	252,750
28,200	Entercom Communications Corp. (Class A Stock)*	174,558
53,800	Harte-Hanks, Inc.	451,920
25,600	Journal Communications, Inc. (Class A Stock)*	107,264
5,500	LIN TV Corp. (Class A Stock)*	21,725
16,500	Scholastic Corp.	504,075
50,300	Sinclair Broadcast Group, Inc. (Class A Stock)	517,084

		2,029,376

Metals & Mining — 1.1%
81,900	Coeur d’Alene Mines Corp.*	1,764,945
16,000	Noranda Aluminum Holding Corp.	169,920

		1,934,865

Multi-Line Retail — 0.2%
5,500	Dillard’s, Inc. (Class A Stock)	355,080

Multi-Utilities — 1.9%
57,200	Avista Corp.	1,512,368
41,900	NorthWestern Corp.	1,488,288
14,500	Vectren Corp.	427,025

		3,427,681

Oil, Gas & Consumable Fuels — 5.0%
10,200	Alon USA Energy, Inc.	92,208
11,300	Bill Barrett Corp.*	270,974
76,600	Callon Petroleum Co.*	445,046
22,000	CVR Energy, Inc.*	667,920
14,500	DHT Holdings, Inc. (Marshall Islands)	11,600
12,500	Energen Corp.	654,750
1,700	Energy Partners Ltd.*	27,676
26,500	Energy XXI Bermuda Ltd. (Bermuda)*(a)	998,520
5,200	Green Plains Renewable Energy, Inc.*	41,548
29,200	Hollyfrontier Corp.	899,944
47,900	James River Coal Co.*(a)	237,584
15,200	Knightsbridge Tankers Ltd. (Bermuda)	192,432
29,100	REX American Resources Corp.*	807,234
33,400	Ship Finance International Ltd. (Bermuda)(a)	462,590
31,900	Stone Energy Corp.*(a)	894,795
56,500	Swift Energy Co.*(a)	1,709,125
17,600	W&T Offshore, Inc.	347,952
6,000	Western Refining, Inc.	114,300

		8,876,198

Paper & Forest Products — 2.2%
57,700	Buckeye Technologies, Inc.	1,870,057
39,900	KapStone Paper and Packaging Corp.*	720,594
20,500	Neenah Paper, Inc.	585,480
46,700	P.H. Glatfelter Co.	727,586

		3,903,717

Personal Products — 0.3%
25,000	Prestige Brands Holdings, Inc.*	424,750
1,100	USANA Health Sciences, Inc.*(a)	45,870

		470,620

Professional Services — 0.7%
13,300	CBIZ, Inc.*	80,731
53,500	Dolan Co. (The)*	428,535
6,600	ICF International, Inc.*	164,604
12,400	Kelly Services, Inc. (Class A Stock)	173,476
21,800	Navigant Consulting, Inc.*	303,456
1,600	VSE Corp.	35,200

		1,186,002

Real Estate Investment Trusts — 8.6%
10,300	Agree Realty Corp.	234,840

221,100	Anworth Mortgage Asset Corp.	1,490,214
19,200	Apollo Commercial Real Estate Finance, Inc.	309,696
8,500	CapLease, Inc.	35,275
129,500	Capstead Mortgage Corp.	1,778,035
19,000	Cedar Realty Trust, Inc.	99,180
157,100	Dynex Capital, Inc.	1,481,453
8,300	Getty Realty Corp.(a)	131,306
75,700	Hatteras Financial Corp.(a)	2,205,141
115,500	Invesco Mortgage Capital, Inc.	2,037,420
33,500	Kite Realty Group Trust	171,185
283,400	MFA Financial, Inc.	2,091,492
37,000	Newcastle Investment Corp.	261,590
3,400	One Liberty Properties, Inc.	64,294
26,400	PennyMac Mortgage Investment Trust	535,656
8,300	PS Business Parks, Inc.	566,475
82,900	RAIT Financial Trust(a)	401,236
109,100	Two Harbors Investment Corp.	1,141,186
7,500	Urstadt Biddle Properties (Class A Stock)	144,300
8,400	Winthrop Realty Trust	89,628

		15,269,602

Road & Rail — 0.6%
6,800	Amerco, Inc.	682,992
15,400	Marten Transport Ltd.	324,478
1,500	Saia, Inc.*	28,170

		1,035,640

Semiconductors & Semiconductor Equipment — 2.0%
2,300	Alpha & Omega Semiconductor Ltd. (Bermuda)*	22,747
59,900	Amkor Technology, Inc.*(a)	309,683
33,000	Amtech Systems, Inc.*	230,340
63,000	Brooks Automation, Inc.	740,880
44,900	Kulicke & Soffa Industries, Inc.*	588,190
31,000	MKS Instruments, Inc.	857,150
4,700	Pericom Semiconductor Corp.*	36,942
40,000	Photronics, Inc.*(a)	247,600
27,800	Rudolph Technologies, Inc.*	300,240
13,900	Tessera Technologies, Inc.*	217,396

		3,551,168

Specialty Retail — 1.8%
10,700	Asbury Automotive Group, Inc.*	298,744
34,900	Cato Corp. (The) (Class A Stock)(a)	971,267
6,500	Citi Trends, Inc.*	72,410
800	Group 1 Automotive, Inc.(a)	46,304
26,000	Rent-A-Center, Inc.	889,460
33,400	Stage Stores, Inc.	510,018
53,000	Stein Mart, Inc.*	340,260
5,700	Systemax, Inc.*	97,869

		3,226,332

Textiles, Apparel & Luxury Goods — 0.7%
96,100	Jones Group, Inc. (The)	1,078,242
2,800	Movado Group, Inc.	79,380

		1,157,622

Thrifts & Mortgage Finance — 1.3%
6,100	Astoria Financial Corp.(a)	59,109
4,400	Berkshire Hills Bancorp, Inc.	99,836
5,000	Brookline Bancorp, Inc.	44,900
42,200	Dime Community Bancshares, Inc.	584,892
13,500	Federal Agricultural Mortgage Corp. (Class C Stock)	308,610
3,300	First Defiance Financial Corp.	56,694
22,400	Flushing Financial Corp.	291,872
3,900	OceanFirst Financial Corp.	56,823
10,500	Provident Financial Services, Inc.	154,350
17,100	Trustco Bank Corp.	93,537
20,300	Washington Federal, Inc.	356,062
3,100	WSFS Financial Corp.	123,721

		2,230,406

Tobacco — 1.0%
37,800	Universal Corp.	1,732,374

Trading Companies & Distributors — 2.0%
131,200	Aircastle Ltd. (Bermuda)	1,594,080
71,100	Interline Brands, Inc.*	1,495,944
2,300	Seacube Container Leasing Ltd.	42,665
9,000	TAL International Group, Inc.	371,790

		3,504,479

Water Utilities — 0.2%
9,700	American States Water Co.	353,468

Wireless Telecommunication Services — 0.4%
3,350	NTELOS Holdings Corp.	67,737
48,400	USA Mobility, Inc.	625,328

		693,065

	TOTAL COMMON STOCKS (cost $156,215,909)	172,870,076

EXCHANGE TRADED FUND — 1.0%
25,000	iShares Russell 2000 Value Index Fund (cost $1,593,909)(a)	1,796,500

	TOTAL LONG-TERM INVESTMENTS (cost $157,809,818)	174,666,576

SHORT-TERM INVESTMENT — 15.9%
Affiliated Money Market Mutual Fund
28,102,147	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $28,102,147; includes $25,718,902 of cash collateral for securities on loan)(b)(c)	28,102,147

TOTAL INVESTMENTS — 114.7% (cost $185,911,965)(d)	202,768,723
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.7)%	(25,989,295)

NET ASSETS — 100%	$ 176,779,428

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,825,534; cash collateral of $25,718,902 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Portfolio’s investments was $186,178,962; accordingly, net unrealized appreciation on investments for federal income tax purposes was $16,589,761 (gross unrealized appreciation $28,027,049; gross unrealized depreciation $11,437,288). The difference between book and tax basis is primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial reporting and tax accounting as of the most recent fiscal year end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$172,870,076	$—	$—
Exchange Traded Fund	1,796,500	—	—
Affiliated Money Market Mutual Fund	28,102,147	—	—

Total	$202,768,723	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund), a portfolio of the Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 21, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 21, 2012

*	Print the name and title of each signing officer under his or her signature.